UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

Quarterly Schedule of Portfolio Holdings of

Registered Management Investment Company

Investment Company Act File Number: 811-00116

The Investment Company of America

(Exact Name of Registrant as Specified in Charter)

333 South Hope Street

Los Angeles, California 90071

(Address of Principal Executive Offices)

Registrant's telephone number, including area code: (213) 486-9200

Date of fiscal year end: December 31

Date of reporting period: September 30, 2016

Michael W. Stockton

The Investment Company of America

333 South Hope Street

Los Angeles, California 90071

(Name and Address of Agent for Service)

ITEM 1 – Schedule of Investments

The Investment Company of America®
Investment portfolio
September 30, 2016
unaudited
Common stocks 90.64% Energy 10.26%	Shares	Value (000)
Apache Corp.	2,850,000	$182,030
BP PLC[1]	26,972,491	157,092
Canadian Natural Resources, Ltd.	26,258,000	839,407
Chesapeake Energy Corp.[2]	20,000,000	125,400
Chevron Corp.	4,250,000	437,410
Concho Resources Inc.[2]	2,798,000	384,305
ConocoPhillips	12,682,699	551,317
Eni SpA[1]	15,205,137	219,117
EOG Resources, Inc.	7,447,200	720,219
Exxon Mobil Corp.	7,705,535	672,539
Halliburton Co.	15,584,576	699,436
Kinder Morgan, Inc.	26,178,200	605,502
Noble Energy, Inc.	15,796,403	564,563
Range Resources Corp.	3,396,143	131,601
Royal Dutch Shell PLC, Class A (ADR)	2,076,138	103,952
Royal Dutch Shell PLC, Class A (GBP denominated)[1]	480,354	11,921
Royal Dutch Shell PLC, Class B1	8,807,417	228,518
Schlumberger Ltd.	1,700,000	133,688
Southwestern Energy Co.[2]	16,039,817	221,991
Spectra Energy Corp	1,968,773	84,165
Suncor Energy Inc.	19,531,746	542,205
TOTAL SA1	9,222,821	437,136
		8,053,514
Materials 4.25%
Agrium Inc.	1,300,000	117,768
Barrick Gold Corp.	1,725,000	30,567
BHP Billiton PLC[1]	28,419,000	427,134
Dow Chemical Co.	10,975,000	568,834
Freeport-McMoRan Inc.[3]	67,404,145	732,009
International Flavors & Fragrances Inc.	2,629,853	375,990
Monsanto Co.	978,000	99,952
Praxair, Inc.	3,000,300	362,526
Rio Tinto PLC[1]	4,957,000	164,944
Vale SA, Class A, preferred nominative	13,576,300	64,288
Vale SA, Class A, preferred nominative (ADR)	50,251,430	236,684
Vale SA, ordinary nominative (ADR)	27,645,000	152,048
		3,332,744
Industrials 9.19%
Boeing Co.	5,157,200	679,410
C.H. Robinson Worldwide, Inc.	1,414,000	99,630
Caterpillar Inc.	4,357,000	386,771
CSX Corp.	13,008,000	396,744
Cummins Inc.	2,042,400	261,734
Emerson Electric Co.	1,800,000	98,118
Fortive Corp.	1,000,000	50,900
The Investment Company of America — Page 1 of 9

unaudited
Common stocks Industrials (continued)	Shares	Value (000)
General Dynamics Corp.	6,361,200	$987,004
General Electric Co.	29,165,000	863,867
Illinois Tool Works Inc.	5,450,000	653,128
Lockheed Martin Corp.	1,250,000	299,650
Nielsen Holdings PLC	6,117,000	327,688
Norfolk Southern Corp.	1,447,415	140,486
R.R. Donnelley & Sons Co.	1,941,000	30,512
Union Pacific Corp.	15,784,568	1,539,469
United Technologies Corp.	3,871,852	393,380
		7,208,491
Consumer discretionary 10.11%
Amazon.com, Inc.[2]	2,016,600	1,688,519
Comcast Corp., Class A	7,296,517	484,051
General Motors Co.	16,370,309	520,085
Hasbro, Inc.	2,245,000	178,096
Home Depot, Inc.	6,620,000	851,862
Johnson Controls, Inc.	3,118,432	145,101
Kering SA1	397,000	79,999
Las Vegas Sands Corp.	14,508,000	834,790
McDonald’s Corp.	3,700,000	426,832
Netflix, Inc.[2]	2,052,800	202,303
NIKE, Inc., Class B	2,100,400	110,586
Omnicom Group Inc.	1,300,000	110,500
Priceline Group Inc.[2]	235,900	347,125
Time Warner Inc.	4,607,932	366,837
TJX Companies, Inc.	1,800,000	134,604
Toyota Motor Corp.[1]	4,000,000	231,975
Twenty-First Century Fox, Inc., Class A	14,652,715	354,889
Viacom Inc., Class B	13,525,760	515,331
WPP PLC[1]	4,300,000	101,208
Wyndham Worldwide Corp.	3,697,430	248,948
		7,933,641
Consumer staples 10.63%
Altria Group, Inc.	20,695,000	1,308,545
Anheuser-Busch InBev NV1	557,497	73,185
Avon Products, Inc.[3]	25,493,441	144,293
Coca-Cola Co.	17,744,600	750,951
ConAgra Foods, Inc.	10,910,100	513,975
Costco Wholesale Corp.	1,100,000	167,761
General Mills, Inc.	3,920,000	250,410
Imperial Brands PLC[1]	6,035,000	311,078
J. M. Smucker Co.	600,000	81,324
Kellogg Co.	1,000,000	77,470
Kraft Heinz Co.	6,124,722	548,224
Kroger Co.	9,845,000	292,200
Mead Johnson Nutrition Co.	5,444,579	430,176
Mondelez International, Inc.	9,875,000	433,512
PepsiCo, Inc.	4,420,000	480,763
Philip Morris International Inc.	20,497,424	1,992,760
Procter & Gamble Co.	1,500,000	134,625
The Investment Company of America — Page 2 of 9

unaudited
Common stocks Consumer staples (continued)	Shares	Value (000)
Reynolds American Inc.	5,366,664	$253,038
Whole Foods Market, Inc.	3,500,000	99,225
		8,343,515
Health care 15.53%
Abbott Laboratories	6,635,000	280,594
AbbVie Inc.	48,352,233	3,049,575
Aetna Inc.	1,510,000	174,330
Alexion Pharmaceuticals, Inc.[2]	1,698,800	208,171
Amgen Inc.	18,235,923	3,041,934
Astellas Pharma Inc.[1]	12,100,000	188,965
Danaher Corp.	1,500,000	117,585
Express Scripts Holding Co.[2]	2,317,357	163,443
Gilead Sciences, Inc.	7,298,588	577,464
GlaxoSmithKline PLC[1]	3,140,000	66,915
Humana Inc.	1,125,000	199,001
Illumina, Inc.[2]	1,227,200	222,933
Johnson & Johnson	600,000	70,878
McKesson Corp.	1,876,000	312,823
Medtronic PLC	10,025,000	866,160
Merck & Co., Inc.	2,800,000	174,748
Novartis AG1	3,350,000	263,448
Perrigo Co. PLC	1,699,500	156,915
Stryker Corp.	6,025,154	701,388
Takeda Pharmaceutical Co. Ltd.[1]	6,345,000	303,709
Thermo Fisher Scientific Inc.	782,000	124,385
UnitedHealth Group Inc.	6,595,997	923,440
		12,188,804
Financials 6.57%
AIA Group Ltd.[1]	9,900,000	66,331
American International Group, Inc.	20,082,000	1,191,666
Bank of Montreal	2,300,000	150,715
Barclays PLC[1]	74,544,411	162,536
Berkshire Hathaway Inc., Class B2	4,800,000	693,456
BNP Paribas SA1	2,631,289	135,290
Capital One Financial Corp.	2,100,000	150,843
Citigroup Inc.	8,849,000	417,938
CME Group Inc., Class A	376,576	39,360
Fairfax Financial Holdings Ltd. (CAD denominated)	256,000	150,000
Goldman Sachs Group, Inc.	1,704,000	274,804
HSBC Holdings PLC (ADR)	1,529,416	57,521
HSBC Holdings PLC (GBP denominated)[1]	4,869,240	36,559
JPMorgan Chase & Co.	5,350,000	356,256
Marsh & McLennan Companies, Inc.	1,575,399	105,946
Progressive Corp.	6,800,000	214,200
Prudential PLC[1]	2,000,000	35,497
Royal Bank of Canada	3,055,000	189,222
Société Générale[1]	3,915,000	135,109
U.S. Bancorp	8,050,000	345,264
UBS Group AG1	9,165,000	124,448
Wells Fargo & Co.	2,800,000	123,984
		5,156,945
The Investment Company of America — Page 3 of 9

unaudited
Common stocks Information technology 16.13%	Shares	Value (000)
Accenture PLC, Class A	9,595,000	$1,172,221
Alphabet Inc., Class A2	556,330	447,323
Alphabet Inc., Class C2	826,059	642,087
Amphenol Corp., Class A	935,000	60,700
Apple Inc.	6,596,617	745,748
ASML Holding NV1	2,718,773	298,138
Automatic Data Processing, Inc.	1,233,043	108,754
Broadcom Ltd.	5,752,604	992,439
Cisco Systems, Inc.	5,400,000	171,288
Intel Corp.	27,658,000	1,044,090
International Business Machines Corp.	1,100,000	174,735
Intuit Inc.	1,662,562	182,898
Microsoft Corp.	12,447,100	716,953
Motorola Solutions, Inc.	1,756,794	134,008
Nintendo Co., Ltd.[1]	308,475	81,624
Nokia Corp.[1]	11,537,344	66,734
Oracle Corp.	41,932,300	1,647,101
QUALCOMM Inc.	5,853,000	400,931
Quanta Computer Inc.[1]	20,331,000	42,638
salesforce.com, inc.[2]	1,895,000	135,170
Samsung Electronics Co., Ltd.[1]	258,000	376,021
Skyworks Solutions, Inc.	3,798,000	289,180
Texas Instruments Inc.	23,540,773	1,652,092
Visa Inc., Class A	1,500,000	124,050
Western Union Co.[3]	35,700,000	743,274
Xilinx, Inc.	3,850,000	209,209
		12,659,406
Telecommunication services 3.88%
AT&T Inc.	12,432,734	504,893
CenturyLink, Inc.	9,324,977	255,784
SoftBank Group Corp.[1]	1,017,000	65,883
Verizon Communications Inc.	40,141,795	2,086,571
Vodafone Group PLC[1]	45,300,000	129,892
		3,043,023
Utilities 2.45%
Dominion Resources, Inc.	7,723,824	573,648
Duke Energy Corp.	2,292,000	183,452
Exelon Corp.	25,951,171	863,914
NextEra Energy, Inc.	300,000	36,696
NRG Energy, Inc.	1,626,400	18,232
Sempra Energy	2,320,823	248,769
		1,924,711
Real estate 0.51%
American Tower Corp. REIT	1,000,000	113,330
Crown Castle International Corp. REIT	2,996,200	282,272
		395,602
Miscellaneous 1.13%
Other common stocks in initial period of acquisition		888,769
Total common stocks (cost: $48,272,237,000)		71,129,165
The Investment Company of America — Page 4 of 9

unaudited
Convertible stocks 0.17% Energy 0.17%	Shares	Value (000)
Kinder Morgan Inc., Series A, depository share, convertible preferred 2018	1,200,000	$60,084
Southwestern Energy Co., Series B, 6.25% convertible preferred 2018	2,419,550	76,385
		136,469
Total convertible stocks (cost: $113,596,000)		136,469
Bonds, notes & other debt instruments 0.24% U.S. Treasury bonds & notes 0.20% U.S. Treasury 0.20%	Principal amount (000)
U.S. Treasury 0.875% 2017	$4,175	4,184
U.S. Treasury 1.625% 2026[4]	149,700	150,055
		154,239
Corporate bonds & notes 0.04% Energy 0.04%
Southwestern Energy Co. 6.70% 2025	35,965	36,100
Total bonds, notes & other debt instruments (cost: $176,463,000)		190,339
Short-term securities 8.66%
Apple Inc. 0.47%–0.53% due 11/18/2016–12/12/2016[5]	161,000	160,873
CAFCO, LLC 0.90% due 12/8/2016[5]	50,000	49,923
Caterpillar Financial Services Corp. 0.44%–0.50% due 10/11/2016–11/8/2016	87,500	87,475
Chariot Funding, LLC 0.92% due 12/12/2016[5]	30,000	29,950
Chevron Corp. 0.45%–0.57% due 10/17/2016–12/1/2016[5]	282,100	281,978
Ciesco LLC 0.81%–0.91% due 11/14/2016–12/7/2016[5]	142,600	142,458
Coca-Cola Co. 0.51%–0.68% due 10/13/2016–12/14/2016[5]	192,900	192,847
Emerson Electric Co. 0.44%–0.46% due 10/3/2016–10/19/2016[5]	205,000	204,975
ExxonMobil Corp. 0.45%–0.54% due 10/4/2016–12/19/2016	241,300	241,200
Fannie Mae 0.53%–0.60% due 11/14/2016–1/3/2017	129,000	128,914
Federal Farm Credit Banks 0.51%–0.65% due 10/20/2016–6/6/2017	245,000	244,796
Federal Home Loan Bank 0.26%–0.55% due 10/3/2016–5/15/2017	2,761,400	2,759,646
Freddie Mac 0.24%–0.60% due 10/5/2016–4/4/2017	460,200	459,834
General Electric Co. 0.34% due 10/3/2016	500	500
John Deere Financial Ltd. 0.44% due 10/7/2016[5]	50,000	49,997
Microsoft Corp. 0.50%–0.61% due 10/25/2016–1/10/2017[5]	210,100	209,917
Paccar Financial Corp. 0.42%–0.50% due 10/3/2016–11/7/2016	36,200	36,187
PepsiCo Inc. 0.43% due 11/4/2016[5]	30,000	29,987
Pfizer Inc. 0.50%–0.56% due 10/7/2016–11/4/2016[5]	212,300	212,244
Private Export Funding Corp. 0.59% due 10/3/2016[5]	53,000	52,998
Qualcomm Inc. 0.51% due 12/6/2016–12/7/2016[5]	65,000	64,933
Regents of the University of California 0.55% due 11/21/2016	27,450	27,430
U.S. Treasury Bills 0.30%–0.47% due 10/20/2016–3/9/2017	695,000	694,330
Wal-Mart Stores, Inc. 0.42%–0.47% due 10/25/2016–11/21/2016[5]	192,500	192,413
Walt Disney Co. 0.55% due 12/15/2016[5]	50,000	49,938
Wells Fargo Bank, N.A. 0.86%–0.93% due 10/18/2016–1/9/2017	189,300	189,313
Total short-term securities (cost: $6,794,095,000)		6,795,056
Total investment securities 99.71% (cost: $55,356,391,000)		78,251,029
Other assets less liabilities 0.29%		226,030
Net assets 100.00%		$78,477,059
The Investment Company of America — Page 5 of 9

unaudited
As permitted by U.S. Securities and Exchange Commission regulations, “Miscellaneous” securities include holdings in their first year of acquisition that have not previously been publicly disclosed.
Forward currency contracts

The fund has entered into forward currency contracts as shown in the following table. The average month-end notional amount of open forward currency contracts while held was $220,268,000.
	Settlement date	Counterparty	Contract amount		Unrealized depreciation at 9/30/2016 (000)
			Receive (000)	Deliver (000)
Sales:
Euros	10/6/2016	Barclays Bank PLC	$74,326	€66,546	$(449)
Euros	10/20/2016	Bank of America, N.A.	$34,267	€30,500	(29)
					$(478)
Investments in affiliates

A company is an affiliate of the fund under the Investment Company Act of 1940 if the fund’s holdings in that company represent 5% or more of the outstanding voting shares. Further details on these holdings and related transactions during the nine months ended September 30, 2016, appear below.
	Beginning shares	Additions	Reductions	Ending shares	Dividend income (000)	Value of affiliates at 9/30/2016 (000)
Western Union Co.	35,700,000	—	—	35,700,000	$17,136	$743,274
Freeport-McMoRan Inc.	22,941,000	44,463,145	—	67,404,145	—	732,009
Avon Products, Inc.	23,520,341	1,973,100	—	25,493,441	—	144,293
					$17,136	$1,619,576
The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.
[1]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities, including those in “Miscellaneous,“ was $5,486,801,000, which represented 6.99% of the net assets of the fund. This entire amount relates to certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading.
[2]	Security did not produce income during the last 12 months.
[3]	Represents an affiliated company as defined under the Investment Company Act of 1940.
[4]	A portion of this security was pledged as collateral. The total value of pledged collateral was $375,000, which represented less than .01% of the net assets of the fund.
[5]	Acquired in a transaction exempt from registration under Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $1,925,431,000, which represented 2.45% of the net assets of the fund.
Valuation disclosures

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by accounting principles generally accepted in the United States of America. The net asset value of each share class of the fund is generally determined as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open. Security transactions are recorded by the fund as of the date the trades are executed with brokers. Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates supplied by one or more pricing vendors on the valuation date.
Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.
The Investment Company of America — Page 6 of 9

unaudited
Equity securities are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.
Fixed-income securities, including short-term securities, are generally valued at prices obtained from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.
Fixed-income class	Examples of standard inputs
All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)
Corporate bonds & notes; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information
When the fund’s investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or deemed to be not representative), fixed-income securities will be valued in good faith at the mean quoted bid and ask prices that are reasonably and timely available (or bid prices, if ask prices are not available) or at prices for securities of comparable maturity, quality and type.
Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described for either equity or fixed-income securities, depending on which method is deemed most appropriate by the fund’s investment adviser. Forward currency contracts are valued at the mean of representative quoted bid and ask prices, generally based on prices supplied by one or more pricing vendors.
Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by authority of the fund’s board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.
Processes and structure — The fund’s board of trustees has delegated authority to the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees with supplemental information to support the changes. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.
The fund’s investment adviser has also established a Fixed-Income Pricing Review Group to administer and oversee the fixed-income valuation process, including the use of fixed-income pricing vendors. This group regularly reviews pricing vendor information and market data. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews, including an annual control self-evaluation program facilitated by the investment adviser’s compliance group.
The Investment Company of America — Page 7 of 9

unaudited
Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following tables present the fund’s valuation levels as of September 30, 2016 (dollars in thousands):
	Investment securities
	Level 1	Level 2*	Level 3	Total
Assets:
Common stocks:
Energy	$6,999,730	$1,053,784	$—	$8,053,514
Materials	2,740,666	592,078	—	3,332,744
Industrials	7,208,491	—	—	7,208,491
Consumer discretionary	7,520,459	413,182	—	7,933,641
Consumer staples	7,959,252	384,263	—	8,343,515
Health care	11,365,767	823,037	—	12,188,804
Financials	4,461,175	695,770	—	5,156,945
Information technology	11,794,251	865,155	—	12,659,406
Telecommunication services	2,847,248	195,775	—	3,043,023
Utilities	1,924,711	—	—	1,924,711
Real estate	395,602	—	—	395,602
Miscellaneous	425,012	463,757	—	888,769
Convertible stocks	136,469	—	—	136,469
Bonds, notes & other debt instruments	—	190,339	—	190,339
Short-term securities	—	6,795,056	—	6,795,056
Total	$65,778,833	$12,472,196	$—	$78,251,029

	Other investments†
	Level 1	Level 2	Level 3	Total
Liabilities:
Unrealized depreciation on open forward currency contracts	$—	$(478)	$—	$(478)
*	Securities with a value of $5,486,801,000, which represented 6.99% of the net assets of the fund, were classified as Level 2 due to significant market movements following the close of local trading.
†	Forward currency contracts are not included in the investment portfolio.
Federal income tax information	(dollars in thousands)

Gross unrealized appreciation on investment securities	$24,906,786
Gross unrealized depreciation on investment securities	(1,671,248)
Net unrealized appreciation on investment securities	23,235,538
Cost of investment securities	55,015,491

Key to abbreviations and symbol
ADR = American Depositary Receipts
CAD = Canadian dollars
€ = Euros
GBP = British pounds
The Investment Company of America — Page 8 of 9

unaudited
Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.
Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the American Funds website at americanfunds.com.
MFGEFPX-004-1116O-S54070	The Investment Company of America — Page 9 of 9

ITEM 2 – Controls and Procedures

The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 3 – Exhibits

The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Section 302 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

THE INVESTMENT COMPANY OF AMERICA

By /s/ James B. Lovelace
James B. Lovelace, Vice Chairman and Principal Executive Officer

Date: November 28, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ James B. Lovelace
James B. Lovelace, Vice Chairman and Principal Executive Officer

Date: November 28, 2016

By /s/ Kimberley H. Monasterio
Kimberley H. Monasterio, Treasurer and Principal Financial Officer

Date: November 28, 2016